One Commerce Square
                                           Philadelphia, PA 19103

Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________



September 2, 1997

Filed via EDGAR
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Funds listed on Attachment A
     ____________________________


Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the Post-Effective Amendments listed on Appendix A, the most recent post-effective amendments of the Funds listed on Appendix A. The Amendments were filed electronically with the Commission on August 28, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,


/s/ Michael D. Mabry

Michael D. Mabry
Assistant Vice President/
Assistant Secretary/Senior Counsel
                               Attachment A


Voyageur Insured Funds, Inc. (Post-Effective Amendment No. 25)
1933 Act No. 33-11235
1940 Act No. 811-4977
CIK No. 809064
     Delaware-Voyageur Tax-Free Arizona Insured Fund
     Delaware-Voyageur Tax-Free Colorado Insured Fund
     Delaware-Voyageur Minnesota Insured Fund

Voyageur Intermediate Tax Free Funds, Inc.  (Post-Effective
     Amendment No. 25)
1933 Act No. 2-99266
1940 Act No. 811-4364
CIK No. 773675
     Delaware-Voyageur Tax-Free Arizona Intermediate Fund Delaware-Voyageur Tax-Free California Intermediate Fund Delaware-Voyageur Tax-Free Colorado Intermediate Fund Delaware-Voyageur Tax-Free Minnesota Intermediate Fund

Voyageur Investment Trust (Post-Effective Amendment No. 13)
1933 Act No. 33-42827
1940 Act No. 811-6411
CIK No. 879342
     Delaware-Voyageur Tax-Free California Insured Fund
     Delaware-Voyageur Tax-Free Florida Insured Fund
     Delaware-Voyageur Tax-Free Florida Fund
     Delaware-Voyageur Tax-Free Kansas Fund
     Delaware-Voyageur Tax-Free Missouri Insured Fund
     Delaware-Voyageur Tax-Free New Mexico Fund
     Delaware-Voyageur Tax-Free Oregon Insured Fund
     Delaware-Voyageur Tax-Free Utah Fund
     Delaware-Voyageur Tax-Free Washington Insured Fund

Voyageur Investment Trust II (Post-Effective Amendment No. 5)
1933 Act No. 33-75112
1940 Act No. 811-8350
CIK No. 918945
     Delaware-Voyageur Tax-Free Florida Intermediate Fund

Voyageur Mutual Funds, Inc. (Post-Effective Amendment No. 18)
1933 Act No. 33-63238
1940 Act No. 811-7742
CIK No. 906236
     Delaware-Voyageur Tax-Free Arizona Fund
     Delaware-Voyageur Tax-Free California Fund
     Delaware-Voyageur Tax-Free Iowa Fund
     Delaware-Voyageur Tax-Free Idaho Fund
     Delaware-Voyageur Tax-Free Minnesota High Yield Municipal
          Bond Fund
     National High Yield Municipal Bond Fund
     Delaware-Voyageur Tax-Free New York Fund
     Delaware-Voyageur Tax-Free Wisconsin Fund

Voyageur Mutual Funds II, Inc. (Post-Effective Amendment No. 22)
1933 Act No. 33-11495
1940 Act No. 811-4989
CIK No. 809872
     Delaware-Voyageur Tax-Free Colorado Fund

Voyageur Tax Free Funds, Inc. (Post-Effective Amendment No. 29)
1933 Act No. 2-87910
1940 Act No. 811-3910
CIK No. 733362
     Delaware-Voyageur Tax-Free Minnesota Fund
     Delaware-Voyageur Tax-Free North Dakota Fund